[Western Reserve Life Assurance Co. of Ohio]

May 5, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Flexible Premium Variable Annuity - F
Separate Account VA V
Western Reserve Life Assurance Co. of Ohio
(File No. 333-112089)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the supplements (except the Income Select Supplement) and statement of additional information dated May 1, 2006, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8468.

Sincerely,

/s/ Darin D. Smith
Darin D. Smith General Counsel Annuity Products & Services Financial Markets Group

cc:	Frederick R. Bellamy, Esq.